Retirement Plans (Tables)	12 Months Ended
Sep. 28, 2012
Schedule of Net Benefit Costs

The net periodic benefit cost for the defined benefit pension plan for 2012, 2011 and 2010 is as follows ($ in millions):

	2012	2011	2010
Service cost	$—	$1	$1
Interest cost	3	3	3
Expected return on plan assets	(4)	(4)	(3)
Amortization of net actuarial loss	1	1	2

Net periodic benefit cost	$—	$1	$3

Schedule of Assumptions Used

Weighted-average assumptions used to determine net periodic pension cost during the year:
Discount rate	4.5%	5.0%	5.5%
Expected return on plan assets	8.0%	8.0%	8.0%
Rate of compensation increase	N/A	4.0%	4.0%

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets

The change in benefit obligations, plan assets and the amounts recognized on the Consolidated and Combined Balance Sheets for the defined benefit plan as of September 28, 2012 and September 30, 2011 is as follows ($ in millions):

	September 28, 2012	September 30, 2011
Change in benefit obligations:
Benefit obligations as of beginning of year	$72	$67
Service cost	—	1
Interest cost	3	3
Actuarial loss	9	5
Benefits and administrative expenses paid	(3)	(4)

Benefit obligations as of end of year	$81	$72

Change in plan assets:
Fair value of plan assets as of beginning of year	$48	$47
Actual return on plan assets	5	1
Employer contributions	2	4
Benefits and administrative expenses paid	(3)	(4)

Fair value of plan assets as of end of year	$52	$48

Funded status	$(29)	$(24)

Schedule of Amounts Recognized in Balance Sheet

Amounts recognized in the Consolidated and Combined Balance Sheets for the defined benefit plan as of September 28, 2012 and September 30, 2011 are as follows ($ in millions):

	September 28, 2012	September 30, 2011
Amounts reflected in other liabilities:
Non-current liabilities	$(29)	$(24)

Amounts recognized in accumulated other comprehensive income (before income taxes) consist of:
Net actuarial loss	$(39)	$(34)

Weighted-average assumptions used to determine pension benefit obligations at year end:
Discount rate	3.7%	4.5%
Rate of compensation increase	N/A	N/A

Schedule of Allocation of Plan Assets

The pension plan has the following weighted-average asset allocations:

	2012	2011
Asset Category:
Equity securities	60%	55%
Debt securities	38%	44%
Cash and cash equivalents	2%	1%

Total	100%	100%

he Company’s asset allocations by level within the fair value hierarchy as of September 28, 2012 and September 30, 2011 are presented in the table below for the Company’s defined benefit plan.

	September 28, 2012
($ in millions)	Level 1	Level 2	Total
Equity securities:
U.S. equity securities	$—	$21	$21
Non-U.S. equity securities	—	10	10
Fixed income securities:
Government and government agency securities	—	10	10
Corporate debt securities	—	10	10
Cash and cash equivalents	—	1	1

Total	$—	$52	$52

	September 30, 2011
($ in millions)	Level 1	Level 2	Total
Equity securities:
U.S. equity securities	$4	$7	$11
Non-U.S. equity securities	3	10	13
Fixed income securities:
Government and government agency securities	1	9	10
Corporate debt securities	—	12	12
Mortgage and other asset-backed securities	—	1	1
Cash and cash equivalents	1	—	1

Total	$9	$39	$48

The following tables set forth a summary of pension plan assets valued using NAV or its equivalent as of September 28, 2012 and September 30, 2011 ($ in millions):

	September 28, 2012
Investment	Fair Value	Redemption Frequency	Redemption Notice Period
U.S. equity securities	$21	Daily	1 day, 5 days
Non-U.S. equity securities	10	Daily	3 days
Government and government agency securities	10	Daily	2 days
Corporate debt securities	10	Daily	2 days

	$51

	September 30, 2011
Investment	Fair Value	Redemption Frequency	Redemption Notice Period
U.S. equity securities	$5	Daily	1 day
Non-U.S. equity securities	1	Daily, Semi-monthly	1 day, 5 days
Government and government agency securities	4	Daily	1 day
Corporate debt securities	4	Daily	1 day, 2 days, 3 days
Mortgage and other asset-backed securities	1	Daily	1 day, 3 days

	$15

Schedule of Expected Benefit Payments

Benefit payments, including those amounts to be paid and reflecting future expected service as appropriate, are expected to be paid as follows ($ in millions):

Fiscal 2013	$3
Fiscal 2014	3
Fiscal 2015	3
Fiscal 2016	3
Fiscal 2017	4
Fiscal 2018 – Fiscal 2022	20